CAPITAL SECURITIES	6 Months Ended
Jun. 30, 2026
Share Capital, Reserves And Other Equity Interest [Abstract]
CAPITAL SECURITIES	CAPITAL SECURITIES
The partnership had the following capital securities outstanding as of June 30, 2026 and December 31, 2025:

(US$ Millions, except where noted)	Shares outstanding	Cumulative dividend rate	Jun. 30, 2026	Dec. 31, 2025
Operating Partnership Class A Preferred Equity Units Series 3	24,000,000	6.75%	$594	$587
New LP Preferred Units(1)	19,000,749	6.25%	466	466
Brookfield Property Split Corp. (“BOP Split”) Senior Preferred Shares:
Series 1	516,766	5.25%	13	13
Series 2	250,517	5.75%	4	5
Series 3	322,130	5.00%	6	6
Series 4	265,961	5.20%	5	5
Rouse Properties L.P. (“Rouse”) Series A Preferred Shares	4,611,000	5.00%	119	170
BSREP II Brazil Office Preferred Shares	4,254,496	8.75%	119	73
Capital Securities – Fund Subsidiaries(2)			—	81
Total capital securities			$1,326	$1,406

Current			744	785
Non-current			582	621
Total capital securities			$1,326	$1,406
(1)New LP Preferred Units shares outstanding are presented net of intracompany shares held by the Operating Partnership.
(2)See Note 29, Related Parties for further information on the Reclassification of Opportunistic Fund Investments to liabilities associated with assets held for sale.

The Class A Preferred Units were issued on December 4, 2014, in three tranches of $600 million each, with an average dividend yield of 6.5% and original maturities of seven, ten, and twelve years. The Class A Preferred Units were originally exchangeable at the option of the Class A Preferred Unitholder into LP Units at a price of $25.70 per unit. On December 30, 2021, Brookfield acquired the seven-year tranche of Class A Preferred Units, Series 1 units from the holder and exchanged such units for REUs. The Class A Preferred Units, Series 1 were subsequently cancelled. On December 31, 2024, Brookfield acquired the ten-year tranche of Class A Preferred Units, Series 2 units, from the holder of these units and subsequently exchanged such units for LP Units and REUs. The Class A Preferred Units, Series 2 were subsequently cancelled.

New LP Preferred Units includes $466 million at June 30, 2026 (December 31, 2025 - $466 million) of preferred equity interests issued in connection with the privatization of the partnership which have been classified as a liability, rather than as a non-controlling interest, due to the fact that the holders of such interests can demand cash payment upon maturity of July 26, 2081, for the liquidation preference of $25.00 per unit and any accumulated unpaid dividends.

The holders of each series of the BOP Split Senior Preferred Shares are each entitled to receive fixed cumulative preferential cash dividends, if, as and when declared by the board of directors of BOP Split. Dividends on each series of the BOP Split Senior Preferred Shares are payable quarterly on the last day of March, June, September and December in each year.

Capital securities also includes $119 million at June 30, 2026 (December 31, 2025 - $170 million) of preferred equity interests held by a third party investor in Rouse Properties, L.P. which have been classified as a liability, rather than as a non-controlling interest, due to the fact that the interests are mandatorily redeemable on or after November 12, 2025 for a set price per unit plus any accrued but unpaid distributions; distributions are capped and accrue regardless of available cash generated.

Capital Securities – Fund Subsidiaries of $80 million (December 31, 2025 - $81 million) were reclassified to liabilities associated with assets held for sale at June 30, 2026. These capital securities are comprised of co-investors’ interests in funds that can be redeemed for cash at specified dates. See Note 29, Related Parties for further information on the Reclassification of Opportunistic Fund Investments.

At June 30, 2026, capital securities includes $15 million (December 31, 2025 - $16 million) repayable in Canadian Dollars of C$21 million (December 31, 2025 - C$21 million).
Reconciliation of cash flows from financing activities relating to capital securities is shown in the table below:

(US$ Millions)	Six months ended Jun. 30, 2026	Year ended Dec. 31, 2025
Balance, beginning of period	$1,406	$2,829
Capital securities issued	35	79
Capital securities redeemed	(55)	(1)
Non-cash changes in capital securities:
Fair value changes	15	(112)
Foreign currency translations	5	3
Reclassification of Opportunistic Fund Investments to liabilities associated with assets held for sale(1)	(80)	—
Deconsolidation of India REIT(2)	—	(1,392)
Balance, end of period	$1,326	$1,406
(1)See Note 29, Related Parties for further information on the Reclassification of Opportunistic Fund Investments.
(2)See Note 4, Investment Properties for further information on the Deconsolidation of India REIT.